SHORT-TERM LOANS	6 Months Ended
Jun. 30, 2022
SHORT-TERM LOANS
SHORT-TERM LOANS

NOTE 9 – SHORT-TERM LOANS

On May 13, 2021, Mingda Tianjin entered into a small business line of credit agreement (the “LOC”) for a maximum amount of $149,187 (RMB1,000,000 translated at the June 30, 2022 exchange rate) credit line from China Construction Bank (“CCB”) with an interest rate of 4.2525% from May 13, 2021 to May 13, 2022. The LOC is used for short-term liquidity needs only. In May 2022, CCB agreed to extend the LOC from May 13, 2022 to August 13, 2022 with an interest rate of 4.20% per annum. In August 2022, CCB agreed to extend the LOC further from August 13, 2022 to November 13, 2022 with an interest rate of 3.95% per annum. On February 14, 2022, Mingda Tianjin borrowed $149,187 (RMB1,000,000) from CCB under such LOC.

From March 18, 2022 to June 20, 2022, Mingda Tianjin borrowed total of $219,454 (RMB1,471,000) from an unrelated individual as a working capital loan. This individual loan is due by September 30, 2022. The loan bears interest at 4.2525% per annum and is expected to be paid by the maturity date.